CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($)	Convertible Preferred Stock	Series B Preferred stock	B-1 preferred stock	Series C convertible preferred stock	Common Stock	Treasury Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Balance at the beginning at Dec. 31, 2019	$ 46,533,769
Balance at the beginning (in shares) at Dec. 31, 2019	8,338,666
Convertible Preferred Stock
Issuance of stock upon conversion of notes payable			$ 7,902,908
Issuance of stock upon conversion of notes payable (in shares)			544,773
Issuance of stock for cash			$ 7,779,985
Issuance of stock for cash (in shares)			536,301
Preferred Stock issuance costs		$ (174,980)
Balance at the ending at Dec. 31, 2020	$ 62,041,682									$ 62,041,682
Balance at the ending (in shares) at Dec. 31, 2020	9,419,740									9,419,740
Balance at the beginning at Dec. 31, 2019					$ 215		$ 70,355	$ (13,456,610)	$ (663,358)	$ (14,049,398)
Balance at the beginning (in shares) at Dec. 31, 2019					2,148,210
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation							28,144			28,144
Net loss								(24,171,001)		(24,171,001)
Actuarial loss on pension									(183,928)	(183,928)
Foreign currency translation loss									(1,250,390)	(1,250,390)
Balance at the ending at Dec. 31, 2020					$ 215		98,499	(37,627,611)	(2,097,676)	(39,626,573)
Balance at the ending (in shares) at Dec. 31, 2020					2,148,210
Convertible Preferred Stock
Issuance of stock for cash			$ 15,319,955	$ 106,999,544
Issuance of stock for cash (in shares)			1,056,057	2,182,515
Preferred Stock issuance costs			$ (24,958)	$ (1,626,817)
Balance at the ending at Dec. 31, 2021	$ 182,709,406									$ 182,709,406
Balance at the ending (in shares) at Dec. 31, 2021	12,658,312									12,658,312
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock option					$ 6		10,474			$ 10,480
Exercise of stock option (Shares)					55,000					55,000
Stock based compensation and conversion to common stock					$ 83		604,359			$ 604,442
Stock based compensation and conversion to common stock (Shares)					834,883
Purchase of Treasury stock						$ (2)				(2)
Purchase of Treasury stock (Shares)						(21,651)
Net loss								(31,338,861)		(31,338,861)
Actuarial loss on pension									165,997	165,997
Foreign currency translation loss									1,518,633	1,518,633
Balance at the ending at Dec. 31, 2021					$ 304	$ (2)	$ 713,332	$ (68,966,472)	$ (413,046)	$ (68,665,884)
Balance at the ending (in shares) at Dec. 31, 2021					3,038,093	(21,651)